PROPERTY AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 6,877,787	¥ 6,152,479	¥ 5,574,439
Cost of revenues
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,641,973	1,310,170	818,112
Research and development expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	1,160,673	1,304,893	777,841
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	2,119,406	2,335,885	1,985,829
General and administrative expenses
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 1,955,735	¥ 1,201,531	¥ 1,992,657